Related Party Transactions - Significant transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchasing service from related party
Total	¥ 255,373	¥ 125,910	¥ 179,228
Providing service to related parties
Total	38,471	37,152	9,045
Tencent Group
Purchasing service from related party
Total	110,849	77,254	154,256
Providing service to related parties
Total	10,876	12,569	8,411
Baidu Group
Purchasing service from related party
Total	142,345	48,656	24,972
Providing service to related parties
Total	19,731	17,171	¥ 634
Kuaishou Group
Purchasing service from related party
Total	2,179
Providing service to related parties
Total	¥ 7,864	¥ 7,412